Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	DESWELL INDUSTRIES INC
Entity Central Index Key	0000946936
Trading Symbol	dswl
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	16,196,810
Document Type	20-F
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents	$ 33,073	$ 35,635
Time deposits maturing over three months	4,008
Marketable securities (note 3)		1,045
Available-for-sale securities (note 4)	7,630
Accounts receivable, less allowances for doubtful accounts of $599 and $447 at March 31, 2011 and 2012, respectively	12,476	17,210
Inventories (note 5)	15,852	19,517
Prepaid expenses and other current assets (note 6)	2,164	2,154
Total current assets	75,203	75,561
Property, plant and equipment-net (note 7)	46,177	51,052
Deferred income tax assets (note 10)	187	154
Goodwill (note 8)	392	392
Total assets	121,959	127,159
Current liabilities:
Accounts payable	5,741	6,864
Accrued payroll and employee benefits	3,778	3,971
Customer deposits	2,257	1,965
Other accrued liabilities (note 9)	1,311	1,453
Income taxes payable	438	596
Deferred income tax liabilities (note 10)	421	213
Dividend payable	324	810
Total current liabilities	14,270	15,872
Commitments and contingencies (note 11)
Shareholders' equity:
Common shares nil par value-authorized 30,000,000 shares, shares issued and outstanding March 31, 2011 - 16,194,810; March 31, 2012 - 16,196,810	50,816	50,809
Additional paid-in capital	8,265	7,719
Accumulated other comprehensive income	4,570	5,316
Retained earnings	44,038	47,443
Total shareholders' equity	107,689	111,287
Total liabilities and shareholders' equity	$ 121,959	$ 127,159

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Statement Of Financial Position [Abstract]
Allowances for doubtful accounts (in dollars)	$ 447	$ 599
Common shares, par value (in dollars)
Common shares, authorized	30,000,000	30,000,000
Common shares, issued	16,196,810	16,194,810
Common shares, outstanding	16,196,810	16,194,810

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Statement [Abstract]
Net sales	$ 64,783	$ 84,022	$ 81,614
Cost of sales	55,318	74,474	68,958
Gross profit	9,465	9,548	12,656
Selling, general and administrative expenses	12,273	13,941	15,505
Other income (expenses), net	639	(4,435)	4,594
Operating income (loss)	(2,169)	(8,828)	1,745
Non-operating income, net	1,190	1,096	444
Income (loss) before income taxes	(979)	(7,732)	2,189
Income taxes (note 10)	482	382	690
Net income (loss) attributable to Deswell Industries, Inc.	(1,461)	(8,114)	1,499
Other comprehensive loss
Unrealized loss on available-for-sale securities	(746)
Comprehensive income (loss) attributable to Deswell Industries, Inc.	$ (2,207)	$ (8,114)	$ 1,499
Basic:
Net income (loss) per share (in dollars per share)	$ (0.09)	$ (0.5)	$ 0.09
Weighted average common shares outstanding (in shares)	16,197	16,193	15,965
Diluted:
Net income (loss) per share (in dollars per share)	$ (0.09)	$ (0.5)	$ 0.09
Weighted average common and potential common shares (in shares)	16,207	16,193	16,039

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total
Balance at Mar. 31, 2009	$ 49,923	$ 7,771	$ 5,316	$ 57,297	$ 120,307
Balance (in shares) at Mar. 31, 2009	15,790,810
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		125			125
Exercise of stock options	880	(177)			703
Exercise of stock options (in shares)	401,000
Net income (loss)				1,499	1,499
Dividends ($0.10 , $0.10 and $0.12 per share for March 31, 2010, March 31, 2011 and March 31, 2012 respectively)				(1,619)	(1,619)
Balance at Mar. 31, 2010	50,803	7,719	5,316	57,177	121,015
Balance (in shares) at Mar. 31, 2010	16,191,810
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options	6				6
Exercise of stock options (in shares)	3,000
Net income (loss)				(8,114)	(8,114)
Dividends ($0.10 , $0.10 and $0.12 per share for March 31, 2010, March 31, 2011 and March 31, 2012 respectively)				(1,620)	(1,620)
Balance at Mar. 31, 2011	50,809	7,719	5,316	47,443	111,287
Balance (in shares) at Mar. 31, 2011	16,194,810				16,194,810
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized loss on available-for-sale securities			(746)		(746)
Stock-based compensation		549			549
Exercise of stock options	7	(3)			4
Exercise of stock options (in shares)	2,000
Net income (loss)				(1,461)	(1,461)
Dividends ($0.10 , $0.10 and $0.12 per share for March 31, 2010, March 31, 2011 and March 31, 2012 respectively)				(1,944)	(1,944)
Balance at Mar. 31, 2012	$ 50,816	$ 8,265	$ 4,570	$ 44,038	$ 107,689
Balance (in shares) at Mar. 31, 2012	16,196,810				16,196,810

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parentheticals) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Statement Of Stockholders' Equity [Abstract]
Dividends (in dollars per share)	$ 0.12	$ 0.1	$ 0.1

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities
Net income (loss)	$ (1,461)	$ (8,114)	$ 1,499
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	4,920	6,197	7,011
Provision for doubtful accounts	18	378	72
Allowances for obsolete inventories	263	1,408	573
Impairment of property, plant and equipment		4,474	8
Gain on sale of property, plant and equipment	(77)	(71)	(4,339)
Unrealized holding loss (gain) on marketable securities		21	(42)
Gain on disposal of marketable securities	(22)	(853)	(160)
Stock-based compensation expenses	549		125
Deferred tax	175	(211)	1,016
Changes in operating assets and liabilities:
Accounts receivable	4,716	(3,189)	7,756
Inventories	3,402	(5,117)	5,064
Prepaid expenses and other current assets	(10)	(310)	287
Accounts payable	(1,123)	(434)	(3,072)
Accrued payroll and employee benefits	(193)	1,401	97
Customer deposits	292	1,082	(577)
Other accrued liabilities	(142)	(452)	(262)
Income taxes payable	(158)	596	(705)
Net cash provided by (used in) operating activities	11,149	(3,194)	14,351
Cash flows from investing activities
Purchase of property, plant and equipment	(282)	(1,034)	(1,606)
Proceeds from sale of property, plant and equipment, net of transaction costs	314	87	5,528
Purchase of marketable securities	(3,184)	(8,049)	(5,631)
Proceeds from sale of marketable securities	4,251	13,509	260
Purchase of available-for-sale securities	(8,376)
Increase in fixed deposits maturing over three months	(4,008)
Net cash provided by (used in) investing activities	(11,285)	4,513	(1,449)
Cash flows from financing activities
Dividends paid	(2,430)	(810)	(1,619)
Exercise of stock options	4	6	703
Net cash used in financing activities	(2,426)	(804)	(916)
Net increase (decrease) in cash and cash equivalents	(2,562)	515	11,986
Cash and cash equivalents, beginning of year	35,635	35,120	23,134
Cash and cash equivalents, end of year	33,073	35,635	35,120
Cash paid during the year for:
Interest
Income taxes	$ 469		$ 380

Organization and Basis of Financial Statements	12 Months Ended
Mar. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization and Basis of Financial Statements
1. Organization and Basis of Financial Statements

Deswell Industries, Inc. was incorporated in the British Virgin Islands on December 2, 1993.

The principal activities of the Company comprise the manufacture and sale of injection-molded plastic parts and components, electronic products assembling and metallic parts manufacturing. The manufacturing activities are subcontracted to subsidiaries operating in Mainland China. The selling and administrative activities were originally performed in the Hong Kong Special Administrative Region (“Hong Kong”) of the People’s Republic of China (“China”). From August 2003, these activities were moved to the Macao Special Administrative Region (“Macao”) of China.

As the Company is a holding company, the amount of any dividends to be declared by the Company will be dependent upon the amount which can be distributed from its subsidiaries. Dividends from subsidiaries are declared based on profits as reported in their statutory accounts. Such profits differ from the amounts reported under U.S. GAAP. At March 31, 2011 and 2012, the retained earnings available for distribution as reflected in the statutory books of the subsidiaries were $56,325 and $58,606, respectively.

Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies

Principles of consolidation - The consolidated financial statements, prepared in accordance with generally accepted accounting principles in the United States of America, include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries. Intercompany balances, transactions and cash flows are eliminated on consolidation.

Goodwill - The excess purchase price over the fair value of net assets acquired is recorded on the balance sheet as goodwill. The Company adopted Accounting Standards Codification (“ASC”) No. 350, “Intangibles — Goodwill and Other”, which requires the carrying value of goodwill to be evaluated for impairment on an annual basis or more frequently if impairment indicators arise. The Company regularly conducted annual impairment evaluation. The impairment test requires the Company to estimate the fair value of our reporting units. If the carrying value of a reporting unit exceeds its fair value, the goodwill of that reporting unit is potentially impaired and the Company proceeds to step two of the impairment analysis. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities other than goodwill (including any unrecognized intangible assets) in a manner similar to a purchase price allocation. The resulting implied fair value of the goodwill that results from the application of the second step is then compared to the carrying amount of the goodwill and an impairment charge is recorded for the difference. The assumptions used in the estimate of fair value are generally consistent with the past performance of each reporting unit and are consistent with the projections and assumptions that are used in current operating plans. Such assumptions are subject to change as a result of changing economic and competitive conditions.

Cash and cash equivalents - Cash and cash equivalents include cash on hand, cash accounts, interest bearing savings accounts and time certificates of deposit with a maturity of three months or less when purchased.

Marketable securities - All marketable securities are classified as trading securities and are stated at fair market value. Market value is determined by the most recently traded price of the security at the balance sheet date. Net realized and unrealized gains and losses on trading securities are included in non-operating income. The cost of investments sold is based on the average cost method and interest earned is included in non-operating income.

Available-for-sale securities - Available-for-sale securities are investments in debt securities that have readily determinable fair values not classified as trading securities or as held-to-maturity securities. All available-for-sale securities are carried at fair value and represent securities that are available to meet liquidity and/or other needs of the Company. Gains and losses are recognized and reported separately in the consolidated statements of operations upon realization or when impairment of values is deemed to be other than temporary. In estimating other-than temporary impairment losses, management considers, (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the issuer, and (iii) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for anticipated recovery in fair value. Gains or losses are recognized using the specific identification method. Unrealized holding gains and losses for securities available-for-sale are excluded from the consolidated statements of operations and reported net of taxes in the accumulated other comprehensive income component of shareholders’ equity until realized.

Inventories - Inventories are stated at the lower of cost or market. Cost is determined on the weighted average basis. Work-in-progress and finished goods inventories consist of raw materials, direct labour and overhead associated with the manufacturing process. The Company periodically performs an analysis of inventory to determine obsolete or slow-moving inventory and determine if its cost exceeds the estimated market value. Write down of potentially obsolete or slow-moving inventory are recorded based on management’s analysis of inventory levels.

Property, plant and equipment - Property, plant and equipment is stated at cost including the cost of improvements. Maintenance and repairs are charged to expense as incurred. Depreciation and amortization are provided on the straight line method based on the estimated useful lives of the assets as follows:

Leasehold land and buildings	30 – 50 years
Plant and machinery	5 – 15 years
Furniture, fixtures and equipment	4 – 5 years
Motor vehicles	3 – 5 years
Leasehold improvements	2 – 5years

Leases - Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases, the total rental payments made under the leases are recognized in the consolidated statement of operations as incurred. The Company has no capital leases for any of the periods presented.

Impairment of long-lived assets - Long-lived assets are included in impairment evaluations when events and circumstances exist that indicate the carrying value of these assets may not be recoverable. In accordance with ASC No. 360, “Property, Plant and Equipment”, the Company assesses the recoverability of the carrying value of long-lived assets by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows largely independent of the cash flows of other assets and liabilities (the asset group) and, secondly, estimating the undiscounted future cash flows that are directly associated with and expected to arise from the use of and eventual disposition of such asset group. The Company estimates the undiscounted cash flows over the remaining useful life of the primary asset within the asset group. If the carrying value of the asset group exceeds the estimated undiscounted cash flows, the Company records an impairment charge to the extent the carrying value of the long-lived asset exceeds its fair value. The Company determines fair value through quoted market prices in active markets or, if quotations of market prices are unavailable, through the performance of internal analysis using a discounted cash flow methodology. The undiscounted and discounted cash flow analyses based on a number of estimates and assumptions, including the expected period over which the asset will be utilized, projected future operating results of the asset group, discount rate and long-term growth rate.

In the evaluations of undiscounted projected cash-flows associated with those assets, the Company assessed that the carrying value of long-lived assets at March 31, 2010 and 2011 to be less than the fair value and the sum of undiscounted cash flows. Accordingly, the Company impaired that the carrying values of long-lived assets of $8 and $4,474 during the years ended March 31, 2010 and 2011, respectively.

Revenue recognition - Sales of goods are recognized when goods are shipped, title of goods sold has passed to the purchaser, the price is fixed or determinable as stated on the sales contracts and/or orders, and its collectability is reasonably assured. Customers do not have a general right of return on products shipped. The Company permits the return of damaged or defective products and accounts for these actual returns as deduction from sales. Products returns to the Company were insignificant during past years.

Comprehensive loss - Other comprehensive loss for the year ended March 31, 2012 represented unrealized loss on available-for-sale securities and were included in the consolidated statement of operations and comprehensive income (loss).

Allowance for doubtful account - The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: ongoing credit evaluations of its customers’ financial condition, an analysis of amounts current and past due along with relevant history and facts particular to the customer. Based upon the results of this analysis, the Company records an allowance for uncollectible accounts for this risk. This analysis requires the Company to make significant estimates, and changes in facts and circumstances could result in material changes in the allowance for doubtful accounts. Unanticipated changes in the liquidity or financial position of the Company’s customers may require additional provisions for doubtful accounts.

Shipping and handling cost - Shipping and handling costs related to the delivery of finished goods are included in selling expenses. During the years ended March 31, 2010, 2011 and 2012, shipping and handling costs expensed to selling expenses were $985, $863 and $762, respectively.

Income taxes - Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any China tax paid by subsidiaries during the year is recorded. Deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized. The Company classifies interest and/or penalties related to unrecognized tax benefits, if any, as a component of income tax provisions.

The Company adopted the provisions of ASC No. 740 “Income Taxes” (“ASC 740”), which clarifies the accounting for uncertainty in income taxes recognized by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides accounting guidance on de-recognition, classification, interest and penalties, disclosure and transition.

Foreign currency translation - The consolidated financial statements of the Company are presented in U.S. dollars as the Company is incorporated in the British Virgin Islands where the currency is the U.S. dollar. The Company’s subsidiaries conduct substantially all of their business in Hong Kong dollars, Chinese Renminbi or U.S. dollars. The exchange rates between the Hong Kong dollars and the U.S. dollar were approximately 7.7597, 7.7965 and 7.7677 as of March 31, 2010, 2011 and 2012, respectively. The exchange rates between the Chinese Renminbi and the U.S. dollar were approximately 6.8417, 6.583 and 6.316 as of March 31, 2010, 2011, and 2012, respectively.

All transactions in currencies other than functional currency during the year are translated at the exchange rates prevailing on the transaction dates. Monetary items existing at the balance sheet date denominated in currencies other than the functional currency are translated at period end rates. Gains and losses resulting from the translation of foreign currency transactions and balances are included in the consolidated statement of operations.

Aggregate net foreign currency transaction gain (loss) included in other income were $(43), $(372) and $266 for the years ended March 31, 2010, 2011 and 2012, respectively.

Prior to January 1, 2009, the functional currencies of the Company’s subsidiaries were Hong Kong dollars and Chinese Renminbi. Effective January 1, 2009, the functional currencies of all the Company’s subsidiaries were changed to U.S. dollars. The U.S. dollar is considered by management to be the most appropriate functional currency of the Company’s subsidiaries because over the years, and especially in our year ended March 31, 2009, most of our customers have contracted with the Company’s subsidiaries in U.S. dollars.

During the years ended March 31, 2010, 2011 and 2012, 62.7%, 55.1% and 54.1% of our sales of plastic products were denominated in U.S. dollars, respectively. During the years ended March 31, 2010, 2011 and 2012, 95%, 99.8% and 100%, respectively, of sales of products in our electronics segment were denominated in U.S. dollars.

Primarily because of the stability of the exchange rate between the Hong Kong dollar and the U.S. dollar, which has existed since the Hong Kong government pegged the exchange rate at HK$7.80 to US$1.00 in 1983, and, to a lesser degree, because steady appreciation of the Chinese Renminbi to the U.S. dollar, beginning around July 1, 2008, and the relative stability in the exchange rate of the Chinese Renminbi to the U.S. dollar since then, the actual effect of the change in the functional currency to the U.S. dollar was immaterial to the Company’s results of operations, liquidity and cash flows for the years ended March 31, 2009 and March 31, 2010.

Irrespective of the Company’s functional currency, however, if the exchange rate of the Chinese Renminbi to U.S. dollar again becomes volatile, the Company’s results of operations would be affected, positively or negatively, depending on the amounts of expenses the Company’s subsidiaries pay in Chinese Renminbi and whether the Chinese Renminbi depreciates or appreciates to the U.S. dollar. The exchange rate of the Chinese Renminbi resumed significant appreciation to the US dollar beginning in June 2010 when China’s central bank announced that it planned to introduce more flexibility in the management of China’s currency and appreciated approximately 7.7% at March 31, 2012 from the exchange rate at March 31, 2010. Accordingly, the Company’s operating expenses increased, and the Company’s results of operations were negatively impacted, by the appreciation of the Chinese Renminbi to US dollar during the year ended March 31, 2012. If the Chinese Renminbi continues appreciating to the U.S. dollar, our operating costs would continue to increase and our financial results would be adversely affected.

Post-retirement and post-employment benefits - The Company and its subsidiaries contribute to a state pension scheme in respect of its Chinese employees.

Stock-based compensation - The Company adopts ASC No. 718, “Compensation — Stock Compensation”, which requires that share-based payment transactions with employees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

For the years ended March 31, 2010, 2011 and 2012, the Company records stock-based compensation expenses amounted to $125, $nil and $549 in the consolidated statements of operations, respectively. There is no tax benefit recognized in relation to the stock-based compensation expenses incurred for the three years.

The fair value of options granted in the years ended March 31, 2010, 2011, and 2012 were estimated using the Binomial option pricing model with the following assumptions:

	2010	2011	2012
Risk-free interest rate — weighted average	2.88%	N/A	2.07%
Expected life of options — weighted average	10 years	N/A	10 years
Stock volatility	47.08%	N/A	43.90%
Expected dividend yield	6.61%	N/A	5.83%

The Company applied judgment in estimating key assumptions in determining the fair value of the stock options on the date of grant. The Company used historical data to estimate the expected life of options, stock volatility and expected dividend yield. The risk-free interest rate of the option was based on the 10 years U.S. Treasury yield at time of grant.

Net income (loss) per share - Basic net income (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share gives effect to all dilutive potential common shares outstanding during the period. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. In computing the dilutive effect of potential common shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of options.

Basic net income (loss) per share and diluted net income (loss) per share calculated in accordance with ASC No. 260, “Earnings Per Share”, are reconciled as follows (shares in thousands):

	Year ended March 31,
	2010	2011	2012
Net income (loss) attributable to Deswell Industries, Inc.	$1,499	$(8,114)	$(1,461)
Basic net income (loss) per share	$0.09	$(0.50)	$(0.09)
Basic weighted average common shares outstanding	15,965	16,193	16,197
Effect of dilutive securities — Options	74	—	10
Diluted weighted average common and potential common shares outstanding	16,039	16,193	16,207
Diluted net income (loss) per share	$0.09	$(0.50)	$(0.09)

For the years ended March 31, 2010, 2011 and 2012, potential common shares of 668,500, 668,500 and 668,500 shares related to stock options are excluded from the computation of diluted net income (loss) per share as their exercise prices were higher than the average market price.

19,000 shares related to stock options are excluded from the calculations of diluted net loss per share for the year ended March 31, 2011 because their inclusion would have been anti-dilutive.

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair value of financial instruments - The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, time deposits, accounts receivable, prepaid expenses and other current assets, accounts payable, and other current liabilities, approximate their fair values because of the short maturity of these instruments and market rates of interest.

Fair Value Measurements - The Company has adopted ASC No. 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information.

Its establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 - Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques based on significant unobservable inputs, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

Recent changes in accounting standards - In May 2011, the FASB issued ASU 2011-04 “Fair Value Measurement (Topic 820) Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. This pronouncement is an authoritative guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. In addition, ASU 2011-04 expanded the required disclosures around fair value measurements including (i) reporting the level in the fair value hierarchy used to value assets and liabilities which are not measured at fair value, but where fair value is disclosed, and (ii) qualitative disclosures about the sensitivity of Level 3 fair value measurements to changes in unobservable inputs used. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption by public entities prohibited, and is applicable to the Company’s fiscal quarter beginning April 1, 2012. The Company is currently evaluating this guidance, but does not expect its adoption will have a material effect on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05 “Comprehensive Income (Topic 220) Presentation of Comprehensive Income”. This pronouncement is an authoritative guidance on the presentation of comprehensive income that will require a company to present components of net income and other comprehensive income in one continuous statement or in two separate, but consecutive statements. There are no changes to the components that are recognized in net income or other comprehensive income under current GAAP. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, with early adoption permitted. It is applicable to the Company’s interim periods within the fiscal year beginning April 1, 2012. The Company is currently evaluating this guidance, but does not expect its adoption will have a material effect on its consolidated financial statements.

In September 2011, the FASB issued an amendment to ASC Topic 350, in ASU 2011-08 “Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment”, which simplifies how entities test goodwill for impairment. Under the amendment, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads the entity to determine that it is more likely than not that its fair value is less than its carrying amount. If after assessing the totality of events or circumstances, an entity determines that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then the two-step impairment test for goodwill is unnecessary. If the entity concludes otherwise, then it is required to test goodwill for impairment under the two-step process as described under paragraphs 350-20-35-4 of the ASC. If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any, as described in paragraph 350-20-35-9 of the ASC. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 and early adoption is permitted. The Company is currently evaluating the impact of adopting this amendment, but does not expect its adoption will have a material effect on its consolidated financial statements.

The Company has considered all new accounting pronouncements and has concluded that there are no new pronouncements that may have a material impact on results of operations, financial condition, or cash flows, based on current information.

Marketable Securities	12 Months Ended
Mar. 31, 2012
Marketable Securities [Abstract]
Marketable Securities
3. Marketable Securities

The Company acquired equity securities listed in Hong Kong and Singapore.

	March 31,
	2011	2012
Cost	$1,066	—
Market value	$1,045	—

Unrealized gain (loss) for the years ended March 31, 2010, 2011 and 2012 were $42, $(21) and $nil, respectively.

Net proceeds from sale of marketable securities for the years ended March 31, 2010, 2011 and 2012 were $260, $13,509 and $4,251, respectively and realized gain from sale of marketable securities for the years ended March 31, 2010, 2011 and 2012 were $160, $853 and $22, respectively. For the purposes of determining realized gains and losses, the cost of securities sold was determined based on the average cost method.

The marketable securities were classified as Level 1 of the hierarchy established under ASC No. 820 because the valuations were based on quoted prices for identical securities in active markets.

Available-for-sale Securities	12 Months Ended
Mar. 31, 2012
Available-For-Sale Securities [Abstract]
Available-for-sale Securities
4. Available-for-sale Securities

The Company acquired corporate bonds issued by Hong Kong listed companies with contractual maturities after 5 years.

	March 31,
	2011	2012
Cost	—	$8,376
Market value	—	$7,630

Unrealized loss for the years ended March 31, 2010, 2011 and 2012 were $nil, $nil and $746, respectively.

Other-Than-Temporary Impairment

Based on an evaluation of securities that have been in a loss position, the Company did not recognize an other-than-temporary impairment charge, for the year ended March 31, 2012. The Company considered various factors which included its intent and ability to hold the underlying securities until its estimated recovery of amortized cost. The other-than-temporary impairment charge for the years ended March 31, 2010, 2011 and 2012 was $nil, $nil and $nil, respectively.

The available-for-sale securities were classified as Level 1 of the hierarchy established under ASC No. 820 because the valuations were based on quoted prices for identical corporate bonds in active markets.

Inventories	12 Months Ended
Mar. 31, 2012
Inventory Disclosure [Abstract]
Inventories
5. Inventories

Inventories, net of allowances, by major categories are summarized as follows:

	March 31,
	2011	2012
Raw materials	$12,280	$8,440
Work-in-progress	4,167	5,262
Finished goods	3,070	2,150
	$19,517	$15,852

Obsolescence allowance for inventory is as follows:

	March 31
	2010	2011	2012
Balance at beginning of the year	3,330	$3,281	$4,416
Additional charges	573	1,408	263
Written off	(622)	(273)	(968)
Balance at the end of the year	$3,281	$4,416	$3,711

Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2012
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets
6. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31,
	2011	2012
Value added tax receivable	$477	$416
Rental and utility deposit	13	22
Advance to suppliers	649	566
Prepayment	510	353
Coupon receivable	-	312
Others	505	495
	$2,154	$2,164

Property, Plant and Equipment	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
7. Property, Plant and Equipment

Property, plant and equipment consist of the following:

	March 31,
	2011	2012
At cost:
Land and buildings	$33,633	$33,715
Plant and machinery	55,627	54,809
Furniture, fixtures and equipment	13,728	13,369
Motor vehicles	1,549	1,428
Leasehold improvements	3,465	3,543
Construction in progress	293	80
Impairment	(4,581)	(4,402)
	103,714	102,542
Less: accumulated depreciation and amortization	(52,662)	(56,365)
Net book value	$51,052	$46,177

Included in furniture, fixture and equipment is computer software with net values of $317 and $405 as of March 31, 2011 and 2012, respectively.

During the years ended March 31, 2010, 2011 and 2012, the Company impaired its property, plant and equipment by $8, $4,474 and $nil, respectively, which were charged to other income (expenses) in consolidation statements of operations and comprehensive income (loss). Depreciation of property, plant and equipment were $7,011, $6,197 and $4,920 during the years ended March 31, 2010, 2011 and 2012, respectively.

During the year ended March 31, 2010, the Company disposed of the old plastic injection factory premises located in Shenzhen, China with a net gain of $4,198 which included in other income in consolidation statements of operations.

Cost of land and buildings consist of the following:

	March 31,
	2011	2012
Land use right of state-owned land and buildings erected thereon (a)	$29,452	$29,534
Long term leased land and buildings erected thereon (b)	4,181	4,181
	$33,633	$33,715

(a)	The land use rights of state-owned land and buildings erected thereon represent land and buildings located in China on which an upfront lump-sum payment has been made for the right to use the land and building with lease terms of 50 years expiring in 2050.

(b)	Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in China on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing China laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2012, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application.

Goodwill	12 Months Ended
Mar. 31, 2012
Goodwill [Abstract]
Goodwill
8. Goodwill

The impairment in goodwill for the years ended March 31, 2010, 2011 and 2012 were $nil. Details of the goodwill are as follows:

Acquisitions

	March 31,
	2011	2012
Electronic division	$393	$393
Metallic division	317	317
Foreign exchange differences	(1)	(1)
Impairment — metallic division	(317)	(317)
	$392	$392

Other Accrued Liabilities	12 Months Ended
Mar. 31, 2012
Other Accrued Liabilities [Abstract]
Other Accrued Liabilities	9. Other Accrued Liabilities Other accrued liabilities consist of the following:
	March 31,
	2011	2012
Accrued expenses	$729	$681
Value added tax payable	9	11
Others	715	619
	$1,453	$1,311

Income Taxes	12 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
10. Income Taxes

The components of income (loss) before income taxes are as follows:

	Year ended March 31,
	2010	2011	2012
Hong Kong	$(1)	$(3)	$(2)
China	2,190	(7,729)	$(977)
	$2,189	$(7,732)	$(979)

Under the current BVI law, the Company’s income is not subject to taxation. Subsidiaries operating in Hong Kong and China are subject to income taxes as described below, and the subsidiaries operating in Macao are exempted from income taxes. Under the current Samoa Law, subsidiary incorporated in Samoa is not subject to profit tax as it has no business operations in Samoa.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the current rate of taxation of 16.5% (2010:16.5%, 2011:16.5%) to the estimated taxable income arising in or derived from Hong Kong, if applicable.

Prior to January 1, 2008, enterprise income tax in China was generally charged at 33%, in which 30% is for national tax and 3% is for local tax, of the assessable profit. For foreign investment enterprises established in a Special Economic Zone or Coastal Open Economic Zone, where the subsidiaries of the Company are located, and which are engaged in production-oriented activities, the national tax rate could be reduced to 15% and 24% respectively. The Company’s subsidiaries incorporated in China are subject to China income taxes at the applicable tax rates on the taxable income as reported in their Chinese statutory accounts in accordance with the relevant income tax laws applicable to foreign enterprises. Pursuant to the PRC income tax laws, the subsidiaries are fully exempted from China income tax for two years starting from the first profit-making year, followed by a 50% tax exemption for the next three years.

From January 1, 2008, with the effect of the new PRC Income Tax Law, the standard income tax rate for all companies has been reduced from the rate of 33% to 25%.

Dongguan Kwan Hong Electronics Company Limited (“DKHE”) (a subsidiary of the Company) had fully enjoyed the tax holiday and concessions by December 31, 2004. The applicable tax rate of DKHE for the calendar years ended December 31, 2009, 2010 and 2011 and three months period ended March 31, 2012 is 25%.

In September 2007, Jetcrown Industrial (Dongguan) Limited (“JIDL”) (a subsidiary of the Company) had revised its first and second tax exemption year from the calendar years ended December 31, 2004 and 2005 respectively, to the calendar years ended December 31, 2002 and 2003 respectively. The revision was upon a tax reassessment by the PRC tax authorities during the year ended March 31, 2007 regarding the commencement year of exemption and inter-company sales pricing issues. The tax rate applicable for JIDL for calendar years 2002 to 2006 was 24%. JIDL was entitled to a full tax exemption for each of the calendar years ended December 31, 2002 and 2003 and a 50% exemption for each of the calendar years ended December 31, 2004, 2005 and 2006. An aggregate amount of $450 additional income tax provision, which comprised approximately $154, $92, $166 and $38 for taxable calendar years 2004, 2005 and 2006 and the quarter ended March 31, 2007 respectively had been charged to the consolidation income statement for the year ended March 31, 2007. The assessment and payment for income taxes for calendar years 2004 and 2005 were settled and concluded in September 2007 at the amount as provided. The assessment and payment for calendar year 2006 were settled at $101 in January 2008. However, there can be no assurance that the PRC tax authorities will not, in the future, further challenge (i) the reported revenue of JIDL for periods starting from the calendar year ended 31 December 2006; and (ii) revenues reported by JIDL for value-added tax filing purpose. There can also be no assurance that similar reassessments will not be extended to other PRC subsidiaries of the Company. The above reassessments, if conducted in the future, may cause an adverse impact to the net operating results of the Company.

For the calendar years ended December 31, 2009, 2010 and 2011 and three months period ended March 31, 2012, the tax rate for JIDL is 25%.

Under applicable PRC tax laws and regulations, arrangements and transactions among related parties may be subject to audit or scrutiny by the PRC tax authorities within ten years after the taxable year when the arrangements or transactions are conducted. The Company is subject to the applicable transfer pricing rules in PRC in connection to the transactions between its subsidiaries located inside and outside PRC. In accordance to Guo Shui Fa [2009] No.2 “Implementation Regulations of Special Tax Adjustments (Provisional)”(“Guo Shui Fa [2009] No.2”), which took effect beginning in calendar year 2008 and set out the regulations in relation to transfer pricing, contemporaneous documentation, disclosure and compliance of intercompany transactions, the Company and external consultants have prepared transfer pricing contemporaneous documentations (the “Contemporaneous Documentations”) of DKHE and JIDL for the calendar year ended December 31, 2008, 2009 and 2010.

In accordance with Guo Shui Fa [2009] No.2, the PRC tax authorities have the right to assess the Company for a tax amount based on the Contemporaneous Documentations or a basis that they considered reasonable.

The amount of current tax liability at March 31, 2012 includes the estimated deemed profit tax imposed on the Company by the PRC tax authorities for the calendar year 2011 and the three months ended March 31, 2012. The amounts have been estimated based on the Contemporaneous Documentations.

The Company has adopted the provisions of ASC 740 on April 1, 2007. The evaluation of a tax position in accordance with ASC 740 begins with a determination as to whether it is more-likely-than-not that a tax position will be sustained upon examination based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is then measured at the largest amount of benefit that if greater than 50 percent likely of being realized upon ultimate settlement for recognition in the financial statements. There is no material impact on the adoption of ASC 740. The Company classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax provisions; however, as of March 31, 2012, there is no interest and penalties related to uncertain tax positions.

The provision for income taxes consists of the following:

	Year ended March 31,
	2010	2011	2012
Current tax
— China	$380	$596	$307
Deferred tax	310	(214)	175
	$690	$382	$482

Reconciliation between the provision for income taxes computed by applying the statutory tax rate in China to income before income taxes and the actual provision for income taxes is as follows:

	Year ended March 31,
	2010	2011	2012
Provision for income taxes at statutory tax rate in China	$547	$(1,933)	$(244)
Effect of different tax rate in various jurisdictions	(210)	(1)	—
Effect of income for which no income tax is chargeable	(212)	(295)	(567)
Effect of expense for which no income tax is deductible	847	1,629	1,271
Net change in valuation allowances	(233)	700	(125)
Under (over) provision of income tax in previous years	(69)	282	147
Others	20	—	—
Effective tax	$690	$382	$482

The net deferred tax consists of the following:

	March 31,
	2011	2012
Deferred income tax assets	$154	$187
Deferred tax liabilities	(213)	(421)
Net deferred tax liabilities	$(59)	$(234)

The components of deferred income tax are as follows:

	March 31,
	2011	2012
Deferred income tax assets (liabilities):
Net operating loss carry forwards	$434	$265
Provision of employee benefits	325	350
Depreciation and amortization	4	56
Impairment of property, plant and equipment	1,114	897
Revenue recognized for financial reporting purpose before being recognized for tax purpose	(1,258)	(1,188)
Others	22	(39)
Less: Valuation allowances	(700)	(575)
Net deferred tax liabilities	$(59)	$(234)

A significant portion of the deferred income tax assets recognized relates to net operating loss and credit carry forwards. The Company operates through the PRC entities and the valuation allowance is considered on each individual basis.

The net operating loss attributable to those PRC entities can only be carried forward for a maximum period of five years. Tax losses of non-PRC entities can be carried forward indefinitely. The unused tax losses, amounted to $686, $193 and $177, will be expired in calendar years ending 2012, 2015 and 2016, respectively.

Under the PRC Income Tax Law and the implementation rules, profits of the PRC entities earned on or after January 1, 2008 and distributed by the PRC entities to the Company are subject to a withholding tax at a rate of 10%, unless the Company is deemed as a resident enterprise for tax purposes. Since the Company intends to reinvest the earnings of the PRC entities in operations in China, the PRC entities do not intend to declare dividends to their immediate non-PRC established holding companies in the foreseeable future. Accordingly, no deferred taxation on undistributed earnings of the PRC entities has been recognized as of March 31, 2012.

Commitments and Contingencies	12 Months Ended
Mar. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11. Commitments and Contingencies

The Company leases premises under various operating leases, certain of which contain escalation clauses. Rental expenses under operating leases included in the consolidated statements of operations were $216, $102 and $38 for the years ended March 31, 2010, 2011 and 2012, respectively.

At March 31, 2012, the Company was obligated under operating leases requiring minimum rentals as follows:

Year ending March 31, 2013	$64
Total minimum lease payments	$64

At March 31, 2012, the Company had capital commitments for purchase of furniture and fixtures totaling $1, which are expected to be disbursed during the year ending March 31, 2013.

Employee Benefits	12 Months Ended
Mar. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employee Benefits
12. Employee Benefits

The Company contributes to a state pension scheme run by the Chinese government in respect of its employees in China. The expense of $528, $492 and $331 included in the consolidated statements of operations related to this plan, which is calculated at the range of 8% to 14% of the average monthly salary, was provided for the years ended March 31, 2010, 2011 and 2012, respectively.

Stock Option Plan	12 Months Ended
Mar. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock Option Plan
13. Stock Option Plan

On March 15, 1995, the Company adopted 1995 Stock Option Plan that permits the Company to grant options to officers, directors, employees and others to purchase up to 1,012,500 shares of Common Stock. On September 29, 1997, the Company approved an increase of 549,000 shares making a total of 1,561,500 shares of common stock available under the stock option plan. On January 7, 2002, the Company adopted 2001 Stock Option Plan to purchase an additional 1,125,000 shares of Common Stock. On September 30, 2003, the Company adopted 2003 Stock Option Plan to purchase an additional 900,000 shares of Common Stock. On September 19, 2005, the Company’s shareholders approved an increase of 500,000 shares making a total of 1,400,000 shares of common stock available under the 2003 Stock Option Plan. On August 17, 2007, the Company’s Board of Directors, subject to shareholders’ approval, approved an increase of 400,000 shares making a total of 1,800,000 shares of common stock available under the 2003 Stock Option Plan. The Company’s shareholders approved this amendment at the Company’s Annual Shareholders’ Meeting held on October 9, 2007. On August 13, 2010, the Company’s Board of Directors, subject to shareholders’ approval, approved an increase of 800,000 shares making a total of 2,600,000 shares of common stock available under the 2003 Stock Option Plan. The Company’s shareholders approved this amendment at the Company’s Annual Shareholders’ Meeting held on September 16, 2010.
At March 31, 2012, options to purchase an aggregate of 5,269,000 common shares had been granted under the stock option plans. Options granted under the stock option plans are exercisable for a period of up to 10 years commencing on the date of grant, at a price equal to at least the fair market value of the Common Stock at the date of grant, and may contain such other terms as the Board of Directors or a committee appointed to administer the plan may determine. All the options expire 10 years from the date of grant and vest immediately or over a period of 1 to 10 years. A summary of the option activity (with weighted average prices per option) is as follows:

	Year ended March 31,
	2010		2011		2012
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
Outstanding at beginning of the year	1,066,000	$9.19	690,500	$10.19	687,500	$10.23
Granted during the year	233,000	2.09	—	—	1,000,000	2.14
Exercised during the year	(401,000)	1.75	(3,000)	2.09	(2,000)	2.09
Canceled or expired	(207,500)	12.27	—	—	—	—
Outstanding and exercisable at the end of the year	690,500	$10.19	687,500	$10.23	1,685,500	$5.44

Range of exercise price per share	$1.34 to $14.10		$1.34 to $14.10		$1.34 to $14.10

The weighted average fair value of options granted for the years ended March 31, 2010, 2011 and 2012 was $0.54, $nil and $0.549 per share, respectively. The total intrinsic value of options exercised during the years ended March 31, 2010, 2011 and 2012 was $940, $4 and $2, respectively. At March 31, 2012, the aggregated intrinsic value of options outstanding and exercisable was $313.

There were 207,500, nil and nil options canceled for the years ended March 31, 2010, 2011 and 2012. The weighted average remaining contractual life of the share options outstanding at March 31, 2012 was 7.27 years. At March 31, 2010, 2011 and 2012, there were 217,500, 1,017,500 and 17,500 options available for future grant under the plans, respectively.

Stock Buyback Plan	12 Months Ended
Mar. 31, 2012
Stock Buyback Plan [Abstract]
Stock Buyback Plan
14. Stock Buyback Plan

On March 14, 2012, the Company’s board of directors authorized a stock buyback plan to repurchase up to an aggregate of 4.0 million of its issued and outstanding common shares in compliance with the requirements of Rule 10b5-1 and Rule 10b-18 under the Securities Exchange Act of 1934 during the next two years. The program does not obligate the Company to acquire any particular number or dollar amount of its common shares and may be suspended, modified, extended or discontinued at any time. No assurance can be given that any particular number or dollar amount of common stock will be repurchased. As of March 31, 2012, no common share has been repurchased under the stock buyback plan.

Operating Risk	12 Months Ended
Mar. 31, 2012
Risks and Uncertainties [Abstract]
Operating Risk
15. Operating Risk

Concentrations of Credit Risk and Major Customers - A substantial percentage of the Company’s sales are made to a small number of customers and are typically sold either under letter of credit or on an open account basis. Details of customers accounting for 10% or more of total net sales for each of the three years ended March 31, 2010, 2011 and 2012 are as follows:

	Percentage of net sales Year ended March 31,
	2010	2011	2012
N&J Company Limited	19.2%	*	*
Digidesign, Inc.	12.0%	*	*
VTech Telecommunications Limited	10.8%	14.6%	12.6%

*	Less than 10%

Sales to the above customers relate to both injection-molded plastic parts and electronic products.

Debtors accounting for 10% or more of total accounts receivable at March 31, 2011 and 2012, respectively, are as follows:

	Percentage of accounts receivable March 31,
	2011	2012
VTech Telecommunications Limited	25.0%	16.9%
Peavey Electronics Corp.	*	10.2%

*	Less than 10%

There were accounts receivable written off of $7, $7 and $39 during the years ended March 31, 2010, 2011 and 2012, respectively. There were provision for doubtful accounts of $72, $378 and $18 during the years ended March 31, 2010, 2011 and 2012, respectively. There were charge off of provisions for doubtful accounts of $199, $2 and $170 during the years ended March 31, 2010, 2011 and 2012, respectively. At March 31, 2011 and 2012, allowances for doubtful accounts were $599 and $447, respectively.

Country risk - The Company has significant investments in China. The operating results of the Company may be adversely affected by changes in the political and social conditions in China, and by changes in Chinese government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods taxation, among other things. There can be no assurance, however, those changes in political and other conditions will not result in any adverse impact.

Segment Information	12 Months Ended
Mar. 31, 2012
Segment Reporting [Abstract]
Segment Information
16. Segment Information

The Company has three reportable segments: plastic injection molding, electronic products assembling and metallic parts manufacturing. The Company’s reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies. Most of the businesses were acquired as a unit, and the management at the time of the acquisition was retained.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Contributions of the major activities, profitability information and asset information of the Company’s reportable segments for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Year ended March 31,
	2010			2011			2012
	Net sales	Intersegment Sales	Profit (loss)	Net sales	Intersegment Sales	Profit (loss)	Net sales	Intersegment Sales	Profit (loss)
Segment:
Injection molded plastic parts	$48,177	$1,168	$3,734	$44,326	$1,553	$(6,662)	$29,898	$1,560	$(1,007)
Electronic products	34,634	51	(1,048)	41,231	141	(625)	35,371	22	984
Metallic parts	36	14	(497)	165	6	(445)	1,096	—	(956)
Segment total	$82,847	$1,233	$2,189	$85,722	$1,700	$(7,732)	$66,365	$1,582	$(979)
Reconciliation to consolidated totals:
Sales eliminations	(1,233)	(1,233)	—	(1,700)	(1,700)	—	(1,582)	(1,582)	—
Consolidated totals:
Net sales	$81,614	$—		$84,022	$—		$64,783	—
Income (loss) before income taxes			$2,189			$(7,732)			$(979)

	Year ended March 31,
	2010		2011		2012
	Interest income	Interest expenses	Interest Income	Interest expenses	Interest income	Interest expenses
Segment:
Injection molded plastic parts	$166	$—	$112	$—	$332	$—
Electronic products	13	—	29	—	70	—
Metallic parts	—	—	—	—	—	—
Consolidated total	$179	$—	$141	$—	$402	$—

	Year ended March 31,
	2010			2011			2012
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$105,084	$1,308	$5,838	$92,922	$714	$5,300	$86,682	$230	$4,190
Electronic products	32,569	257	1,007	39,933	280	771	34,316	24	696
Metallic parts	739	41	166	(6,093)	40	126	565	28	34
Segment totals	$138,392	$1,606	$7,011	$126,762	$1,034	$6,197	$121,563	$282	$4,920
Reconciliation to consolidated totals:
Elimination of receivables from intersegments	(4,773)	—	—	5	—	—	4	—	—
Goodwill allocated to electronic products segment	392	—	—	392	—	—	392	—	—
Consolidated totals	$134,011	$1,606	$7,011	$127,159	$1,034	$6,197	$121,959	$282	$4,920

The Company’s sales are coordinated through the Macao subsidiaries and a breakdown of sales by destination is as follows:

	Year ended March 31,
	2010	2011	2012
Net sales
United States of America	$36,144	35,044	$26,372
China	42,848	35,910	22,056
United Kingdom	1,278	7,580	7,557
Hong Kong	597	571	254
Europe	364	2,075	2,250
Others	383	2,842	6,294
Total net sales	$81,614	$84,022	$64,783

The location of the Company’s identifiable assets is as follows:

	March 31,
	2010	2011	2012
Hong Kong and Macao	$52,457	$40,951	$42,902
China	81,162	85,816	78,665
Total identifiable assets	$133,619	$126,767	121,567
Goodwill	392	392	392
Total assets	$134,011	$127,159	121,959

Subsequent events	12 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent events
17. Subsequent events

On June 18, 2012, the Company declared a cash dividend of $810, or $0.05 per common share, and a special dividend of $1,619, or $0.10 per common share, each payable on July 27, 2012 to shareholders of record as of July 6, 2012.

Condensed financial information of Deswell Industries, Inc.	12 Months Ended
Mar. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed financial information of Deswell Industries, Inc.
18. Condensed financial information of Deswell Industries, Inc.

The condensed financial statements of Deswell Industries, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, Deswell Industries, Inc’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to Deswell Industries, Inc. in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling $72,714 (equivalent to RMB 479 million) and $75,787 (equivalent to RMB 479 million) as of March 31, 2011 and 2012, respectively.

Balance sheets
	March 31,
	2011	2012
Assets
Current assets:
Cash and cash equivalents	$324	$452
Prepaid expenses and other current assets	76	28
Amounts due from subsidiaries	58,380	53,878
Total current assets	58,780	54,358
Investments in subsidiaries	53,313	53,491
Property, plant and equipment	274	317
Total assets	$112,367	$108,166
Liabilities and shareholders’ equity
Current liabilities:
Accrued expenses	$200	$138
Other liabilities	70	15
Dividend payable	810	324
Total current liabilities	1,080	477
Total shareholders’ equity	111,287	107,689
Total liabilities and shareholders’ equity	$112,367	$108,166

Statements of operations and comprehensive income (loss)

	Year ended March 31,
	2010	2011	2012
Equity in earnings (loss) of subsidiaries	$3,335	$(6,049)	$924
Operating expenses	1,836	2,066	2,385
Other income, net	—	1	—
Income (loss) before income taxes	1,499	(8,114)	(1,461)
Income taxes	—	—	—
Net income (loss)	1,499	(8,114)	(1,461)
Unrealized loss on available-for-sale securities	—	—	(746)
Comprehensive income (loss)	$1,499	$(8,114)	$(2,207)

	Statements of cash flows Year ended March 31,
	2010	2011	2012
Cash flows from operating activities
Net income (loss)	$1,499	$(8,114)	$(1,461)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in loss (profit) of subsidiaries	(3,335)	6,049	(924)
Depreciation	—	48	71
Stock-based compensation expenses	125	—	384
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	206	(48)	48
Amounts due from subsidiaries	2,709	2,602	4,667
Accrued expenses	(214)	200	(62)
Other liabilities	233	(163)	(55)
Net cash provided by operating activities	1,223	574	2,668
Cash flows from investing activities
Purchase of property, plant and equipment	(212)	(110)	(114)
Net cash used in investing activities	(212)	(110)	(114)
Cash flows from financing activities
Dividends paid	(1,619)	(810)	(2,430)
Exercise of stock options	703	6	4
Net cash used in financing activities	(916)	(804)	(2,426)
Net increase (decrease) in cash and cash equivalents	95	(340)	128
Cash and cash equivalents, beginning of year	569	664	324
Cash and cash equivalents, end of year	$664	$324	$452

a)    Basis of presentation

In Deswell Industries, Inc. - only financial statements, Deswell Industries, Inc.’s investments in subsidiaries are stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. Accordingly, such financial statements should be read in conjunction with the Company’s consolidated financial statements.

Deswell Industries, Inc. records its investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323 “Investment-Equity Method and Joint Ventures”. Such investment is presented on the balance sheets as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in earnings (loss) of subsidiaries”, on the statements of operations.

The subsidiaries paid dividends of $nil, $nil and $nil to Deswell Industries, Inc. for the years ended March 2010, 2011 and 2012, respectively.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted.

b)    Related party transactions

For the years ended March 31, 2010, 2011 and 2012, related party transactions mainly composed of $120, $120 and $120 paid to Jetcrown Industrial (Macao Commercial Offshore) Limited as service fee for each year.